Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Credit Card (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 389,255	$ 398,355
Credit card [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	51,805	46,029
Revolving loans converted to term loans, finance receivable	425	264
Total loans	52,230	46,293
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Revolving loans, charge-offs	1,900
Revolving loans converted to term loans, charge-offs	100
Credit card [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	19,153	16,681
Revolving loans converted to term loans, finance receivable	21	19
Total loans	19,174	16,700
Credit card [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	11,727	10,640
Revolving loans converted to term loans, finance receivable	51	37
Total loans	11,778	10,677
Credit card [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	10,592	9,573
Revolving loans converted to term loans, finance receivable	84	55
Total loans	10,676	9,628
Credit card [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	5,273	4,885
Revolving loans converted to term loans, finance receivable	76	45
Total loans	5,349	4,930
Credit card [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	4,861	4,071
Revolving loans converted to term loans, finance receivable	192	107
Total loans	5,053	4,178
Credit card [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	199	179
Revolving loans converted to term loans, finance receivable	1	1
Total loans	200	180
Credit card [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	50,428	45,131
Revolving loans converted to term loans, finance receivable	350	223
Total loans	50,778	45,354
Credit card [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	660	457
Revolving loans converted to term loans, finance receivable	49	27
Total loans	709	484
Credit card [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	717	441
Revolving loans converted to term loans, finance receivable	26	14
Total loans	$ 743	$ 455